Document and Entity Information	May 12, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002065708
Document Type	8-K
Document Period End Date	May 12, 2026
Entity Registrant Name	Andersen Group Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-43014
Entity Tax Identification Number	33-4630773
Entity Address, Address Line One	333 Bush
Entity Address, Address Line Two	Street
Entity Address, Address Line Three	Suite 1700
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	(415)
Local Phone Number	764-2700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.0001 par value
Trading Symbol	ANDG
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false